Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Accounts Receivable, Net

	As of December 31,
	2020	2021
	US$	US$
Accounts receivable, gross	42,200,500	21,612,790
Less: allowance for doubtful accounts	(194,862)	(5,451,138)
Accounts receivable, net	42,005,638	16,161,652

Summary of Movement of Allowance of Doubtful Accounts

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
At beginning of period	140,335	234,072	194,862
Addition*	483,130	128,507	5,564,399
Reversal	(389,393)	(167,717)	(308,123)
At end of period	234,072	194,862	5,451,138

*Bad debt allowance for doubtful accounts were recorded in general and administrative expenses in the consolidated statements of operations and comprehensive income/(loss).